SUPPLEMENT DATED MAY 20, 2015
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS CHOICE II, MASTERS EXTRA II, MASTERS FLEX II AND MASTERS I SHARE

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS CHOICE, MASTERS EXTRA AND MASTERS FLEX

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective July 13, 2015, the PIMCO EqS Pathfinder Portfolio® will change its name to PIMCO Global Dividend Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.